T. ROWE PRICE GROWTH & INCOME FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.6%
COMMUNICATION SERVICES 8.2%
DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
Verizon Communications	835,610	49,710
		49,710
INTERACTIVE MEDIA & SERVICES 6.2%
Alphabet, Class C (1)	67,219	98,785
Facebook, Class A (1)	203,409	53,273
		152,058
Total Communication Services		201,768
CONSUMER DISCRETIONARY 9.3%
HOTELS, RESTAURANTS & LEISURE 2.5%
McDonald's	160,824	35,299
Yum! Brands	299,259	27,323
		62,622
INTERNET & DIRECT MARKETING RETAIL 5.3%
Amazon.com (1)	41,455	130,531
		130,531
MULTILINE RETAIL 0.9%
Dollar Tree (1)	232,540	21,240
		21,240
SPECIALTY RETAIL 0.6%
TJX	291,780	16,237
		16,237
Total Consumer Discretionary		230,630
CONSUMER STAPLES 8.5%
BEVERAGES 4.1%
Coca-Cola	843,580	41,648
PepsiCo	435,360	60,341
		101,989

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
FOOD & STAPLES RETAILING 1.2%
Costco Wholesale	80,530	28,588
		28,588
FOOD PRODUCTS 1.7%
Mondelez International, Class A	740,842	42,561
		42,561
HOUSEHOLD PRODUCTS 1.5%
Colgate-Palmolive	478,838	36,942
		36,942
Total Consumer Staples		210,080
ENERGY 0.5%
OIL, GAS & CONSUMABLE FUELS 0.5%
EOG Resources	326,479	11,734
Total Energy		11,734
FINANCIALS 11.0%
BANKS 3.7%
Bank of America	1,630,750	39,285
PNC Financial Services Group	309,855	34,056
Wells Fargo	806,010	18,949
		92,290
CAPITAL MARKETS 3.4%
Charles Schwab	526,120	19,061
Intercontinental Exchange	346,300	34,647
Morgan Stanley	642,333	31,057
		84,765
INSURANCE 3.9%
Chubb	213,510	24,793
Marsh & McLennan	331,925	38,072
Willis Towers Watson	156,212	32,620
		95,485
Total Financials		272,540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 15.6%
BIOTECHNOLOGY 2.5%
AbbVie	442,757	38,781
Vertex Pharmaceuticals (1)	86,429	23,519
		62,300
HEALTH CARE EQUIPMENT & SUPPLIES 5.7%
Becton Dickinson & Company	147,620	34,348
Boston Scientific (1)	806,070	30,800
Danaher	185,801	40,008
Medtronic	345,599	35,915
		141,071
HEALTH CARE PROVIDERS & SERVICES 3.0%
Cigna	175,452	29,724
HCA Healthcare	136,680	17,041
UnitedHealth Group	85,858	26,768
		73,533
PHARMACEUTICALS 4.4%
Eli Lilly	272,450	40,328
Johnson & Johnson	449,464	66,916
		107,244
Total Health Care		384,148
INDUSTRIALS & BUSINESS SERVICES 9.8%
AIR FREIGHT & LOGISTICS 1.1%
United Parcel Service, Class B	156,350	26,053
		26,053
COMMERCIAL SERVICES & SUPPLIES 1.3%
Waste Connections	316,845	32,888
		32,888
INDUSTRIAL CONGLOMERATES 2.2%
General Electric	2,397,033	14,933
Honeywell International	233,780	38,483
		53,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
MACHINERY 3.8%
Deere	127,427	28,242
PACCAR	301,883	25,745
Parker-Hannifin	92,984	18,814
Stanley Black & Decker	134,890	21,879
		94,680
ROAD & RAIL 1.4%
Union Pacific	178,953	35,230
		35,230
Total Industrials & Business Services		242,267
INFORMATION TECHNOLOGY 25.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
1.7%
Amphenol, Class A	232,711	25,196
TE Connectivity (2)	181,740	17,763
		42,959
IT SERVICES 6.9%
Accenture, Class A	110,519	24,976
Fidelity National Information Services	221,890	32,665
Fiserv (1)	450,241	46,397
VeriSign (1)	138,100	28,290
Visa, Class A	187,474	37,489
		169,817
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.2%
Applied Materials	352,012	20,927
Micron Technology (1)	392,965	18,454
NVIDIA	38,630	20,907
QUALCOMM	383,570	45,138
Texas Instruments	159,723	22,807
		128,233
SOFTWARE 7.7%
Microsoft	715,651	150,523
NortonLifeLock (2)	161,909	3,374
salesforce. com (1)	144,420	36,296
		190,193
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
3.6%
Apple	761,314	88,168
		88,168
Total Information Technology		619,370
MATERIALS 3.0%
CHEMICALS 3.0%
Air Products & Chemicals	82,119	24,460
Linde	137,835	32,823
PPG Industries	145,004	17,702
Total Materials		74,985
REAL ESTATE 1.4%
EQUITY REAL ESTATE INVESTMENT TRUSTS 1.4%
American Tower, REIT	146,352	35,378
Total Real Estate		35,378
UTILITIES 4.2%
ELECTRIC UTILITIES 2.9%
Entergy	310,980	30,641
NextEra Energy	149,904	41,607
		72,248
MULTI-UTILITIES 1.3%
Sempra Energy	274,060	32,438
		32,438
Total Utilities		104,686
Total Common Stocks (Cost $1,653,931)		2,387,586
SHORT-TERM INVESTMENTS 3.5%
MONEY MARKET FUNDS 3.5%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	87,054,973	87,055
Total Short-Term Investments (Cost $87,055)		87,055

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
SHORT-TERM FUNDS 0.2%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	470,693	4,707
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		4,707
Total Securities Lending Collateral (Cost $4,707)		4,707
Total Investments in Securities 100.3%
(Cost $1,745,693)		$2,479,348
Other Assets Less Liabilities (0.3)%		(7,916)
Net Assets 100.0%		$2,471,432

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$360
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$360+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$80,456		¤	¤	$87,055
T. Rowe Price Short-Term
Fund	988		¤	¤	4,707
Total					$91,762^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $360 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,762.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GROWTH & INCOME FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.